Commitments and Contingencies (Details) (USD $)	0 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended			3 Months Ended
	Jun. 03, 2013	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013 contract	Apr. 29, 2012	Apr. 27, 2011	Jul. 29, 2012	Apr. 01, 2011
Loss Contingencies [Line Items]
Operating lease rentals for warehouse, production and office facilities and equipment		$ 15,400,000	$ 122,600,000	$ 145,400,000	$ 155,200,000	$ 112,400,000
Operating Leases, Future Minimum Payments Due [Abstract]
Future lease payments for non-cancellable operating leases			502,600,000
Future lease payments for non-cancellable operating leases, due in current year			137,800,000
Future lease payments for non-cancellable operating leases, due in two years			60,500,000
Future lease payments for non-cancellable operating leases, due in three years			53,400,000
Future lease payments for non-cancellable operating leases, due in four years			47,700,000
Future lease payments for non-cancellable operating leases, due in five years			44,200,000
Future lease payments for non-cancellable operating leases, due thereafter			159,000,000
Operating leases, number of contracts				2
Guaranteed supplemental payment obligations				150,000,000
Payments to acquire property, plant, and equipment	$ 88,700,000	$ 120,154,000	$ 202,015,000	$ 399,098,000	$ 418,734,000	$ 335,646,000
Coniexpress S.A. Industrias Alimenticias [Member]
Operating Leases, Future Minimum Payments Due [Abstract]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners, Exercised Put Option							15.00%
Noncontrolling interest, ownership percentage by noncontrolling owners			5.00%					20.00%